Derivative Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Liabilities [Abstract]
Valuation of Derivative liabilities

	February 21, 2014	February 18, 2014	January 13, 2014
Embedded Conversion Feature and Warrant Liability:
Risk-free interest rate	1.52%	.10%	1.60%
Expected volatility	105.36%	105.36%	123.54%
Expected life (in years)	4.88	.75	5.00
Expected dividend yield	-	-	-
Number of shares	1,391,539	55,497	941,539
Fair value	$4,589,734	$98,722	$3,450,976

	May 25, 2013	December 31, 2013
Embedded Conversion Feature and Warrant Liability:
Risk-free interest rate	0.30%	0.30%
Expected volatility	91.17%	123.54%
Expected life (in years)	1.60	4.59
Expected dividend yield	-	-
Number of shares	120,000	500,000
Fair value	$44,966	$1,650,243

Fair value of liabilities measured on a recurring basis
		Fair Value Measurements at December 31, 2013
	Total Carrying Value at December 31, 2013	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Derivative liabilities	$1,650,243	$-	$-	$1,650,243

Changes in the fair value of Level 3 financial liabilities that are measured at fair value on a recurring basis
	For the year ended December 31, 2014	For the year ended December 31, 2013

Beginning liability balance	$1,650,243	$-
Recognition of derivative value in equity	3,450,976	1,531,303
Recognition of conversion feature liability	-	44,966
Net unrealized gain on derivative liabilities in equity	(392,545)	-
Net unrealized (gain) loss on conversion feature liabilities	(20,218)	73,974
Adjustment to additional paid-in capital upon conversion and modification	(4,688,456)	-
Ending balance	$-	$1,650,243